LONG TERM DEBT	12 Months Ended
Dec. 28, 2025
LONG TERM DEBT
LONG TERM DEBT

NOTE 10 – LONG-TERM DEBT

We had the following long-term debt obligations at:	December 28, 2025	December 29, 2024
Three notes payable to a bank dated June 28, 2021, due in monthly installments totaling $22,213, including principal and interest at a fixed rate of 3.45% through June 28, 2031. Beginning in July 2031, the interest rate will equal the greater of the “prime rate” plus .75%, or 3.45%. These notes mature on June 28, 2036. The notes are secured by mortgages covering seven BTND properties. BT Brands, Inc., and a shareholder of the Company guarantee the notes.	$2,116,522	$2,307,143
Less - unamortized debt issuance costs	(25,399)	(30,799)
Current maturities	(191,531)	(185,009)
Long-term debt, less current portion	$1,899,592	$2,091,335

Scheduled maturities of long-term debt, excluding amortization of debt issuance costs, are as follows at December 28, 2025:

Fiscal year ending--

1/3/27	$191,531
1/2/28	198,207
12/31/28	205,270
12/30/29	212,507
12/29/30	219,007
Thereafter	1,107,836
$2,134,358